9. RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2024
Notes
9. RELATED PARTY TRANSACTIONS

9.RELATED PARTY TRANSACTIONS

The aggregate value of transactions and outstanding balances relating to key management personnel and entities over which they have control or significant influence were as follows:

For the year ended September 30, 2024
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 162,000	$ Nil	$ Nil	$ Nil	$ 53,851	$ 215,851
Rob Duncan VP of Exploration	$ 126,724	$ Nil	$ Nil	$ Nil	$ 46,158	$ 172,882
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 30,772	$ 30,772
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 30,772	$ 30,772
Mark T. Brown Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 46,158	$ 46,158
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 30,772	$ 30,772

For the year ended September 30, 2023
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 162,000	$ Nil	$ Nil	$ Nil	$ Nil	$ 162,000
Rob Duncan VP of Exploration	$ 150,000	$ Nil	$ Nil	$ Nil	$ Nil	$ 150,000

For the year ended September 30, 2022
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 162,000	$ Nil	$ Nil	$ Nil	$ 59,000	$ 221,000
Rob Duncan VP of Exploration	$ 150,000	$ Nil	$ Nil	$ Nil	$ 44,250	$ 194,250
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 29,500	$ 29,500
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 29,500	$ 29,500
Mark T. Brown Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 44,250	$ 44,250
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 29,500	$ 29,500
John Wilson Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 14,750	$ 14,750
Sven Gollan Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 23,100	$ 23,100

Related party transactions and balances

		Years ended		Balance due
	Services	September 30, 2024	September 30, 2023	As at September 30, 2024	As at September 30, 2023
Amounts due to:
Jason Weber	Consulting fee and share-based payment	$ 215,851	$ 162,000	$ Nil	$ 56,700

Rob Duncan	Consulting fee and share-based payment	$ 172,882	$ 150,000	$ Nil	$ 49,679

Pacific Opportunity Capital Ltd. (a)	Accounting, financing and shareholder communication services	$ 224,507	$ 158,000	$ 606,564	$ 527,644 (b)
Mark Brown	Expenses reimbursement	$ 32,724	$ 9,546	$ Nil	$ 3,082
Marc G. Blythe	Expenses reimbursement	$ 2,020	$ Nil	$ 2,115	$ Nil
TOTAL:		$ 645,964	$ 479,546	$ 608,679	$ 637,105

(a)The president of Pacific Opportunity Capital Ltd., a private company, is a director of the Company.

(b)Includes a $63,465 advance that is non-interest bearing without specific terms of repayment.